Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Counterparty (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 14,060,160	₩ 10,857,522
Unconfirmed guarantees	3,641,730	4,086,860
Total	₩ 17,701,890	₩ 14,944,382
Proportion (%)	100.00%	100.00%
Large companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 13,215,006	₩ 9,988,889
Unconfirmed guarantees	2,972,146	3,397,689
Total	₩ 16,187,152	₩ 13,386,578
Proportion (%)	91.45%	89.58%
Small and medium-sized companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 747,170	₩ 736,810
Unconfirmed guarantees	423,299	454,574
Total	₩ 1,170,469	₩ 1,191,384
Proportion (%)	6.61%	7.97%
Public sector and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 97,984	₩ 131,823
Unconfirmed guarantees	246,285	234,597
Total	₩ 344,269	₩ 366,420
Proportion (%)	1.94%	2.45%